Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 1	$ 1
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 9	$ 5